FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk
There are no significant concentrations of credit risk within the Group. The carrying amount of the Group's financial assets represents the maximum credit risk exposure, as represented below:

	2018 US$000	2017 US$000
Cash and cash equivalents	22,623	34,802
Trade and other receivables	78	265
Other non-current financial assets	1,102	446
	23,803	35,513

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤6 Months US$000	6-12 Months US$000	1-5 Years US$000	≥5 Years US$000	Total US$000
2018 Group
Financial Liabilities
Trade and other payables	9,892	-	-	-	9,892
Other current financial liabilities	-	-	-	-	-
	9,892	-	-	-	9,892
2017 Group
Financial Liabilities
Trade and other payables	837	-	-	-	837
Other current financial liabilities	3,750	-	-	-	3,750
	4,587	-	-	-	4,587

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group's interest-bearing financial instruments was:

	2018 US$000	2017 US$000

Interest-bearing financial instruments
Cash at bank and on hand	22,623	34,802
	22,623	34,802

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Foreign Currencies
At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies was:

Exposure to A$	2018 A$ exposure US$000	2017 A$ exposure US$000
Financial assets
Cash and cash equivalents	2,072	1,713
Other current financial assets	42	201
Financial liabilities
Trade and other payables	(479)	(245)
Net exposure	1,635	1,669

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates. A 1% (100 basis points) movement in interest rates at the reporting date would have increased/(decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2017.

	Profit or loss
	+ 100 basis points	- 100 basis points
2018
Group
Cash and cash equivalents	187	(187)
2017
Group
Cash and cash equivalents	348	(345)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
At the reporting date, had the A$ appreciated or depreciated against the US$, as illustrated in the table below, profit and loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Other Comprehensive Income
	10% Increase	10% Decrease	10% Increase	10% Decrease
2018
Group	163	(163)	163	(163)
2017
Group	167	(167)	167	(167)